EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2024
Earnings per share (Note 9):
EARNINGS PER SHARE

9. EARNINGS PER SHARE

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the for the three-month period ended September 30, 2024, the three-month period ended September 30, 2023, the nine-month period ended September 30, 2024, and the nine-month period ended September 30, 2023, respectively.

Date	Transaction Detail	Change in Shares	Three-month period ended September 30, 2024, Weighted Average Ordinary Shares Outstanding
July 1, 2024	Beginning Balance		95,408,453
August 14, 2024	Restricted Stock Issuance	38,758	19,800
September 30, 2024	Ending Balance		95,428,253

Date	Transaction Detail	Change in Shares	Three-month period ended September 30, 2023, Weighted Average Ordinary Shares Outstanding
July 1, 2023	Beginning Balance		94,904,147
August 14, 2023	Restricted Stock Issuance	92,250	47,128
September 30, 2023	Ending Balance		94,951,275

Date	Transaction Detail	Change in Shares	Nine-month period ended September 30, 2024, Weighted Average Ordinary Shares Outstanding
January 1, 2024	Beginning Balance		94,996,397
January 9, 2024	Restricted Stock Issuance	333	322
March 17, 2024	Restricted Stock Issuance	12,751	9,168
March 18, 2024	Restricted Stock Issuance	242,455	173,435
March 19, 2024	Restricted Stock Issuance	235,741	167,772
April 1, 2024	Restricted Stock Issuance	1,774	1,198
April 23, 2024	Restricted Stock Issuance	1,333	778
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(45,372)
August 14, 2024	Restricted Stock Issuance	38,758	6,648
September 30, 2024	Ending Balance		95,310,346

Date	Transaction Detail	Change in Shares	Nine-month period ended September 30, 2023, Weighted Average Ordinary Shares Outstanding
January 1, 2023	Beginning Balance		94,012,752
January 23, 2023	Restricted Stock Issuance	500	458
February 2, 2023	Restricted Stock Issuance	22,440	19,727
February 24, 2023	Restricted Stock Issuance	250	200
March 1, 2023	Restricted Stock Issuance	333	260
March 16, 2023	Restricted Stock Issuance	247,286	179,350
March 17, 2023	Restricted Stock Issuance	578,436	417,406
April 12, 2023	Restricted Stock Issuance	666	417
June 1, 2023	Restricted Stock Issuance	40,000	17,729
June 22, 2023	Restricted Stock Issuance	1,484	544
August 14, 2023	Restricted Stock Issuance	92,250	15,882
September 30, 2023	Ending Balance		94,664,725

The following tables provide the computation of basic and diluted earnings per share (“EPS”) for the for the three-month period ended September 30, 2024, the three-month period ended September 30, 2023, the nine-month period ended September 30, 2024, and the nine-month period ended September 30, 2023, respectively.

	For the three-month period ended
	September 30, 2024			September 30, 2023
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$20,618	95,428,253	$0.22	$14,731	94,951,275	$0.16
Restricted stock units		225,705			-
Antidilution sequencing - subtotal	20,618	95,653,958	0.22	14,731	94,951,275	0.16
35,540,380 Public Warrants @ $5.75 per half share	-	-	-	-	-	-
Diluted EPS - ordinary shares	$20,618	95,653,958	$0.22	$14,731	94,951,275	$0.16

	For the nine-month period ended
	September 30, 2024			September 30, 2023
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS/(LPS) - ordinary shares	$49,473	95,310,346	$0.52	$10,319	94,664,725	$0.11
Restricted stock units		214,412			-
Antidilution sequencing - subtotal	49,473	95,524,758	0.52	10,319	94,664,725	0.11
35,540,380 Public Warrants @ $5.75 per half share	-	-	-	-	-	-
Diluted EPS/(LPS) - ordinary shares	$49,473	95,524,758	$0.52	$10,319	94,664,725	$0.11

For the for the three-month period ended September 30, 2023, and the nine-month period ended September 30, 2023, respectively, potentially dilutive restricted stock units had no impact on the determination of dilutive earnings per share as these potential ordinary shares were antidilutive. For the for the three-month period ended September 30, 2024, the three-month period ended September 30, 2023, the nine-month period ended September 30, 2024, and the nine-month period ended September 30, 2023, respectively, potentially dilutive Public Warrants had no impact on the determination of dilutive earnings per share as these potential ordinary shares were antidilutive.